UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-1899

Dreyfus Growth Opportunity Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	5/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth Opportunity Fund, Inc.
May 31, 2008 (Unaudited)

Common Stocks--97.8%	Shares	Value ($)

Computers--6.1%
Apple	31,210a	5,890,887
Microsoft	252,550	7,152,216
		13,043,103
Consumer Discretionary--11.3%
Central European Media
Enterprises, Cl. A	17,480a,b	1,859,522
Discovery Holding, Cl. A	50,890a	1,332,809
Dr. Pepper Snapple Group	1a	20
Family Dollar Stores	93,920	2,009,888
Gap	108,660	1,983,045
Garmin	40,050b	1,948,432
Home Depot	76,400	2,090,304
International Game Technology	49,700	1,772,302
Johnson Controls	58,200	1,982,292
Marriott International, Cl. A	58,740	1,933,133
News, Cl. A	96,550	1,733,073
O'Reilly Automotive	69,110a,b	1,807,227
Omnicom Group	31,490b	1,543,325
Ross Stores	52,700	1,929,874
		23,925,246
Consumer Staples--11.4%
Cadbury, ADR	39,914b	2,142,983
Colgate-Palmolive	49,710	3,696,436
CVS Caremark	48,550	2,077,455
Dean Foods	88,050a	1,915,088
Estee Lauder, Cl. A	35,640b	1,696,464
Kraft Foods, Cl. A	40,810	1,325,509
Molson Coors Brewing, Cl. B	33,540b	1,945,320
Philip Morris International	59,650a	3,141,169
Sara Lee	74,080	1,020,822
Smithfield Foods	41,500a	1,298,535
Wal-Mart Stores	66,740	3,853,568
		24,113,349
Energy--9.5%
Cameron International	22,950a	1,221,629
Chevron	22,290	2,210,054
Halliburton	54,540	2,649,553
Marathon Oil	22,900	1,176,831
National Oilwell Varco	25,700a	2,141,324
Southwestern Energy	30,920a	1,370,993
Transocean	15,935a,b	2,393,277
Valero Energy	17,900	910,036
Weatherford International	51,320a	2,341,732
Williams	40,010	1,521,980
XTO Energy	33,775	2,148,766
		20,086,175
Financial--6.1%
ACE	17,400	1,045,218
Ameriprise Financial	18,600	879,036
Astoria Financial	62,390	1,488,625
Goldman Sachs Group	17,610	3,106,580
JPMorgan Chase & Co.	57,240	2,461,320
MetLife	23,100	1,386,693
People's United Financial	88,100	1,456,293
T. Rowe Price Group	20,200	1,169,984
		12,993,749
Health Care--15.3%
Abbott Laboratories	62,580	3,526,383
Allergan	15,550	895,991
Amylin Pharmaceuticals	33,310a,b	1,058,259
Baxter International	35,500	2,169,050
Becton, Dickinson & Co.	12,550	1,059,848

Celgene	27,340a,b	1,663,912
CIGNA	24,590	998,354
Covidien	22,130	1,108,491
Express Scripts	18,520a	1,335,477
Genentech	21,500a	1,523,705
Gilead Sciences	47,740a	2,640,977
Humana	28,800a	1,470,240
Laboratory Corp. of America
Holdings	18,070a,b	1,333,385
Merck & Co.	94,280	3,673,149
Psychiatric Solutions	31,200a,b	1,137,864
Thermo Fisher Scientific	27,170a	1,603,573
Vertex Pharmaceuticals	55,500a	1,588,965
Wyeth	46,000	2,045,620
Zimmer Holdings	22,100a	1,608,880
		32,442,123
Industrials--11.5%
3M	25,030	1,941,327
Danaher	22,300	1,743,414
Eaton	12,510	1,209,467
Emerson Electric	44,740	2,602,973
General Electric	103,650	3,184,128
Goodrich	53,700	3,480,297
Honeywell International	25,300	1,508,386
Manitowoc	40,150	1,561,835
Raytheon	24,500	1,564,570
Rockwell Automation	37,890	2,218,460
Terex	14,710a	1,049,559
Waste Management	63,900	2,423,727
		24,488,143
Information Technology--18.9%
Adobe Systems	49,270a	2,170,836
Akamai Technologies	27,050a,b	1,056,302
Amphenol, Cl. A	31,740	1,480,036
Automatic Data Processing	43,850	1,887,743
BMC Software	41,890a	1,679,789
Check Point Software Technologies	43,700a	1,085,071
Dell	89,790a	2,070,557
Fiserv	28,790a	1,507,444
Google, Cl. A	8,530a	4,996,874
Intel	194,300	4,503,874
McAfee	43,020a	1,559,475
Mettler-Toledo International	10,300a	1,068,110
Microchip Technology	51,700b	1,904,628
NeuStar, Cl. A	38,960a	911,274
NVIDIA	78,000a	1,926,600
Oracle	150,040a	3,426,914
QUALCOMM	71,580	3,474,493
Research In Motion	7,520a	1,044,302
Texas Instruments	76,650	2,489,592
		40,243,914
Materials--5.0%
Celanese, Ser. A	46,330	2,256,271
Freeport-McMoRan Copper & Gold	21,790b	2,521,321
Intrepid Potash	22,437	1,103,003
Monsanto	21,080	2,685,592
Praxair	22,100	2,100,826
		10,667,013
Telecommunication Services--1.7%
American Tower, Cl. A	27,620a	1,262,786
Metropcs Communications	59,550a	1,264,842
Sprint Nextel	111,320	1,041,955
		3,569,583
Utilities--1.0%
Entergy	10,100	1,219,777
Public Service Enterprise Group	21,600	956,016
		2,175,793
Total Common Stocks
(cost $183,255,550)		207,748,191

Other Investment--1.4%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,983,000)	2,983,000 [c]	2,983,000

Investment of Cash Collateral for
Securities Loaned--11.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $23,886,282)	23,886,282 [c]	23,886,282

Total Investments (cost $210,124,832)	110.5%	234,617,473
Liabilities, Less Cash and Receivables	(10.5%)	(22,387,551)
Net Assets	100.0%	212,229,922

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At May 31, 2008, the total market value of the fund's securities on loan is
$22,169,122 and the total market value of the collateral held by the fund is $23,886,282.
c	Investment in affiliated money market mutual fund.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $210,124,832.

Net unrealized appreciation on investments was $24,492,641 of which $28,259,383 related to appreciated investment securities and $3,766,742 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	234,617,473	0

Level 2 - Other Significant Observable	0	0
Inputs

Level 3 - Significant Unobservable Inputs	0	0

Total	234,617,473	0

*Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth Opportunity Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)